Share-based compensation - 2020 Plan (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2024	Mar. 31, 2023	Dec. 31, 2021
Share-based compensation
Number of shares repurchased under repurchase programs		9,667,230
Share-based compensation expenses			$ 2,453,000	$ 9,676,000	$ 8,184,000
Interest on equity	$ (271,000)		$ (271,000)	$ (1,389,000)
Existing Plans
Share-based compensation
Common shares reserved for future issuance		21,039,742
Number of restricted share vested			0	320,000	330,000
Number of restricted share forfeited			0	0	0
Number of restricted share unvested	0		0
Share-based compensation expenses			$ 0	$ 352,000	$ 748,800
2020 Incentive Plan
Share-based compensation
Number of shares available for grant	16,581,260	31,000,000	16,581,260	4,155,445		61,525,345	46,561,200
Common shares reserved for future issuance		293,028
Future forfeitures rate			25.00%
2020 Incentive Plan | Restricted shares
Share-based compensation
Number of restricted share vested			4,684,535	11,195,165	9,509,660
Number of restricted share forfeited			1,226,170	491,670	1,716,665
Number of restricted share unvested	15,510,760		15,510,760	17,656,965	16,858,050			25,884,375
2020 Incentive Plan | Tranche One | Restricted shares units
Share-based compensation
Vesting period			2 years
Percent of Vesting			0.50%
2020 Incentive Plan | Tranche Two | Restricted shares units
Share-based compensation
Vesting period			3 years
Percent of Vesting			0.33%
2020 Incentive Plan | Tranche Three | Restricted shares units
Share-based compensation
Percent of Vesting			0.67%
2020 Incentive Plan | Tranche Four | Restricted shares units
Share-based compensation
Percent of Vesting			0.33%
2020 Incentive Plan | Tranche Five | Restricted shares units
Share-based compensation
Vesting period			5 years
Percent of Vesting			0.20%
Shenzhen Onething 2024 share incentive plan
Share-based compensation
Percentage of equity interest allocated	30.00%
Share-based compensation expenses			$ 0
Interest on equity	$ 0		0
Total unrecognised share-based compensation	$ 11,132,100		$ 11,132,100	$ 5,161,700